Income Taxes - Reconciliation of Change in Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Unrecognized tax benefits, Beginning Balance	$ 4.5	$ 4.8	$ 4.9
Gross increases for tax positions taken during the year	0.2	0.1
Gross increases for tax positions taken in the prior year	0.3
Gross decreases for tax positions taken in prior year	(0.1)	(0.4)	(0.1)
Unrecognized tax benefits, Ending Balance	$ 4.9	$ 4.5	$ 4.8